Short-term investments (Tables)	12 Months Ended
Dec. 31, 2014
Text Block [Abstract]
Schedule of Short-Term Investments

(In thousands)	December 31, 2013	December 31, 2014
Time deposits	9,695	—
Investments in financial instruments (note)	31,298	29,427

Total	40,993	29,427

Note:	the investments were issued by commercial banks in China with a variable interest rate indexed to performance of underlying assets. Since these investments’ maturity dates are within one year, they are classified as short-term investments.